Shareholder Report, Holdings (Details) - Schwab Fundamental Global Real Estate Index Fund	Feb. 28, 2026
Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Mitsubishi Estate Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
CBRE Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Sun Hung Kai Properties Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
China Overseas Land & Investment Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Telecom Tower REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Single-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Short Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1],[3]
Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Real Estate Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.30%	[1]
JAPAN
Holdings [Line Items]
Percent of Total Investments	12.30%	[1]
HONG KONG
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
FRANCE
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]

[1]	Excludes derivatives.
[2]	Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
[3]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.